Subsequent Events (Predecessor) (Details) - Related Party [Member] - DSI [Member]	Nov. 29, 2021 Subsidiary
Transactions with Related Parties [Abstract]
Number of vessel-owning subsidiaries contributed	3
OceanPal Inc. Predecessors [Member]
Transactions with Related Parties [Abstract]
Number of vessel-owning subsidiaries contributed	3